Related Party Transactions (Details) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 29, 2015 USD ($)	Mar. 31, 2017 USD ($) investment	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) investment	Dec. 31, 2015 USD ($) investment	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Oct. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due from affiliates		$ 456				$ 1,138	$ 979
Equity Method Investments, Number | investment		13				13	14
Investment in and advances to unconsolidated joint ventures		$ 54,204				$ 50,857	$ 60,572
Due to Related Parties		0				0	293
Equity in net income of unconsolidated joint ventures		306		$ (7)		7,691	13,767	$ 8,443
Deferred Revenue		809				957	1,603
Related Party Transaction, Purchases from Related Party						6,500	20,200
Equity method investment, acquisition of partner's interest				20,600	$ 20,600
Advances to Affiliate		$ 6,000				4,000	0			$ 4,000
Debt Instrument, Interest Rate, Stated Percentage		7.25%							7.25%
Profit Participation [Member]
Related Party Transaction [Line Items]
Due from affiliates						200
Profit Participation		$ 200
Due to Related Parties						0
Interest Income on Note to Joint Venture [Member]
Related Party Transaction [Line Items]
Due from affiliates		200				0
Revenue from related party		$ 100
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Builder Fees [Member]
Related Party Transaction [Line Items]
Due from affiliates		$ 100				100
Corporate Joint Venture [Member] | Construction-related Costs [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party		2,300		2,700		9,400	11,300	8,000
Due from affiliates		100				200	300
Corporate Joint Venture [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Due from affiliates		100				600	700
Revenue from related party		1,200		2,200		$ 8,200	12,400	9,600
Related Party [Member]
Related Party Transaction [Line Items]
Equity Method Investments, Number | investment						2
Investment in and advances to unconsolidated joint ventures		$ 11,300				$ 10,200
The percentage of ownership of common stock entities with investments in Company’s unconsolidated joint ventures hold		10.00%				10.00%
Gain on Joint Venture Closeout [Member] [Member]
Related Party Transaction [Line Items]
Equity in net income of unconsolidated joint ventures			$ 1,100
Consultant Stelmar [Member] | Monthly consulting fee [Member]
Related Party Transaction [Line Items]
Transaction amount		$ 17
Board Member and 10% Beneficial Owner [Member]
Related Party Transaction [Line Items]
Equity Method Investments, Number | investment		2
Consultant Davis [Member] | Consulting Fee [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties		$ 17
Cannery Land Sale [Member]
Related Party Transaction [Line Items]
Deferred Profit Contra WIP Balance		800				$ 700	1,100
Deferred Revenue		500				600	1,200
Joint Venture Contribution [Member]
Related Party Transaction [Line Items]
Equity in net income of unconsolidated joint ventures	$ 1,600	0		0		100
Deferred Revenue		300				300	400
Wholly owned [Member] | TL Fab LP [Member] | Trade Payment [Member]
Related Party Transaction [Line Items]
Transaction amount		100		100		300	100	100
Accounts Payable, Related Parties		100				0	0
Unconsolidated Joint Ventures [Member] | TL Fab LP [Member] | Trade Payment [Member]
Related Party Transaction [Line Items]
Transaction amount		300		$ 200		600	800	$ 1,100
Accounts Payable, Related Parties		$ 200				$ 0	$ 100
Gain on Fair Value Remeasurement [Member]
Related Party Transaction [Line Items]
Equity in net income of unconsolidated joint ventures			$ 500
Notes Receivable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						10.00%